UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2006

Check here if Amendment [ ]; Amendment Number:
                                                -----------
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          CastleRock Asset Management, Inc.
Address:       101 Park Avenue, 23rd Floor
               New York, NY 10178

Form 13F File Number: 028-6185

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:          Paul P. Tanico and Ellen H. Adams
Title:         Principals
Phone:         212-251-3300

Signature, Place, and Date of Signing:

/s/ Paul P. Tanico            New York, NY                   05/12/06
------------------            ------------                   --------
  [Signature]                [City, State]                    [Date]

/s/ Ellen H. Adams            New York, NY                   05/12/06
------------------            ------------                   --------
  [Signature]                [City, State]                    [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)


                                     TITLE                 VALUE     SHRS/      SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
             NAME OF ISSUER        OF CLASS      CUSIP    (X$1,000)  PRN AMT    PRN CALL DISCRETION MANAGERS   SOLE     SHARED  NONE

3COM CORP                             COM       885535104    2,535    495,100   SH          SOLE               495,100
ADVANCE AUTO PARTS INC                COM       00751Y106    7,566    181,698   SH          SOLE               181,698
AMERICAN HOME MTG INVT CORP           COM       02660R107    7,952    254,800   SH          SOLE               254,800
AMERICAN TOWER CORP                  CL A       029912201    6,156    203,050   SH          SOLE               203,050
AMERICREDIT CORP                      COM       03060R101    7,161    233,014   SH          SOLE               233,014
AMYLIN PHARMACEUTICALS INC            COM       032346108    2,761     56,395   SH          SOLE                56,395
APPLE COMPUTER INC                    COM       037833100    4,470     71,270   SH          SOLE                71,270
BANK NEW YORK INC                     COM       064057102       25        700   SH          SOLE                   700
BOEING CO                             COM       097023105    2,488     31,920   SH          SOLE                31,920
BOSTON SCIENTIFIC CORP                COM       101137107   13,726    595,500   SH          SOLE               595,500
CISCO SYS INC                         COM       17275R102    7,988    368,600   SH          SOLE               368,600
CLEVELAND CLIFFS INC                  COM       185896107    3,169     36,375   SH          SOLE                36,375
CNX GAS CORP                          COM       12618H309    3,800    146,150   SH          SOLE               146,150
COLUMBIA LABS INC                     COM       197779101    1,255    252,476   SH          SOLE               252,476
CONEXANT SYSTEMS INC                  COM       207142100    5,323  1,542,900   SH          SOLE             1,542,900
CORNING INC                           COM       219350105   17,359    644,839   SH          SOLE               644,839
COUNTRYWIDE FINANCIAL CORP            COM       222372104    2,584     70,400   SH          SOLE                70,400
DOBSON COMMUNICATIONS CORP           CL A       256069105    7,749    966,159   SH          SOLE               966,159
ELECTRONIC ARTS INC                   COM       285512109    2,665     48,700   SH          SOLE                48,700
ENDO PHARMACEUTICALS HLDGS INC        COM       29264F205   14,634    446,010   SH          SOLE               446,010
EQUINIX INC                         COM NEW     29444U502   20,516    319,463   SH          SOLE               319,463
FINISAR                               COM       31787A101    2,334    474,300   SH          SOLE               474,300
FOSTER WHEELER LTD                  SHS NEW     G36535139    2,742     57,950   SH          SOLE                57,950
GAMESTOP CORP NEW                    CL A       36467W109   11,912    252,704   SH          SOLE               252,704
GAYLORD ENTMT CO NEW                  COM       367905106    6,623    145,942   SH          SOLE               145,942
GOODRICH CORP                         COM       382388106    5,591    128,200   SH          SOLE               128,200
GOOGLE INC                           CL A       38259P508    4,572     11,724   SH          SOLE                11,724
LAM RESEARCH CORP                     COM       512807108    4,562    106,100   SH          SOLE               106,100
LCA-VISION INC                   COM PAR $.001  501803308    5,307    105,900   SH          SOLE               105,900
LEAP WIRELESS INTL INC              COM NEW     521863308    2,600     59,645   SH          SOLE                59,645
MARVELL TECHNOLOGY GROUP LTD          ORD       G5876H105    4,325     79,950   SH          SOLE                79,950
MCDERMOTT INTL INC                    COM       580037109    2,565     47,110   SH          SOLE                47,110
MEMC ELECTR MATLS INC                 COM       552715104   18,295    495,529   SH          SOLE               495,529
MIRANT CORP NEW                       COM       60467R100    6,650    266,014   SH          SOLE               266,014
MITTAL STEEL CO NV              NY REG SH CL A  60684P101    5,176    137,100   SH          SOLE               137,100
MONOLITHIC POWER SYS INC              COM       609839105      552     29,600   SH          SOLE                29,600
MORGAN STANLEY                      COM NEW     617446448    2,557     40,700   SH          SOLE                40,700
NII HLDGS INC                      CL B NEW     62913F201   20,385    345,688   SH          SOLE               345,688
NOKIA CORP                       SPONSORED ADR  654902204    6,581    317,600   SH          SOLE               317,600
PENWEST PHARMACEUTICALS CO            COM       709754105    2,927    134,955   SH          SOLE               134,955
PETROHAWK ENERGY CORP                 COM       716495106    4,755    347,058   SH          SOLE               347,058
PSYCHIATRIC SOLUTIONS INC             COM       74439H108    3,059     92,320   SH          SOLE                92,320
QUALCOMM INC                          COM       747525103    5,171    102,180   SH          SOLE               102,180
QUANTA CAPITAL HLDGS LTD              SHS       G7313F106      861    287,040   SH          SOLE               287,040


QUANTUM CORP                       COM DSSG     747906204    1,400    374,230   SH          SOLE               374,230
QUICKLOGIC CORP                       COM       74837P108    1,562    272,100   SH          SOLE               272,100
SBA COMMUNCATIONS CORP                COM       78388J106    3,498    149,407   SH          SOLE               149,407
SEABRIGHT INSURANCE HLDGS INC         COM       811656107    2,777    159,400   SH          SOLE               159,400
SEMITOOL INC                          COM       816909105    2,889    254,060   SH          SOLE               254,060
STATION CASINOS INC                   COM       857689103    6,950     87,560   SH          SOLE                87,560
TELIK INC                             COM       87959M109    2,883    148,935   SH          SOLE               148,935
TIME WARNER TELECOM INC              CL A       887319101    6,032    336,030   SH          SOLE               336,030
TRANSOCEAN INC                        ORD       G90078109    5,701     71,000   SH          SOLE                71,000
UAL CORP                            COM NEW     902549807    7,782    194,900   SH          SOLE               194,900
WHITTIER ENERGY CORP                COM NEW     966785305    2,009    278,600   SH          SOLE               278,600
WYNN RESORTS LTD                      COM       983134107    6,560     85,360   SH          SOLE                85,360

                                      56                   322,022


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
Form 13F Information Table Entry Total:         56
Form 13F Information Table Value Total:         322,022
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE